Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated November 12, 2010 to the

Statutory Prospectus for Classes A, B, C, and R of each series of

Allianz Funds Multi-Strategy Trust

Dated April 1, 2010 (as revised August 25, 2010) and to the

Statement of Additional Information Dated April 1, 2010 (as revised August 25, 2010)

Disclosure Related to Modification of Certain Exchange and Other Arrangements

The Board of Trustees of Allianz Funds Multi-Strategy Trust (the “Trust”) has approved the modification of certain shareholder arrangements that involve certain affiliated funds, including Allianz Funds (collectively with the series of the Trust, the “Allianz Funds”), PIMCO Funds and PIMCO Equity Series (collectively with PIMCO Funds, the “PIMCO Funds”).

As relating to orders for purchase, redemption or exchange transactions, each effective date as used herein refers to the date of Net Asset Value determination applicable to such order (generally, the date on which such order is processed pursuant to the Trust’s trade processing procedures), regardless of the date that such order is transmitted by a shareholder to a broker or other financial intermediary.

Please refer to the Prospectus and Statement of Additional Information for additional detail on the exchange and other arrangements discussed in this Supplement.

Exchanges

Effective April 11, 2011, the exchange privilege as described in the Prospectus will no longer apply to exchanges of Allianz Funds shares for PIMCO Funds shares, and vice versa. Therefore, as of April 11, 2011, all statements in the Prospectus relating to the PIMCO Funds being available to Allianz Funds shareholders for exchange are deleted. On and after April 11, 2011, when Allianz Funds shareholders purchase PIMCO Funds shares with proceeds from the redemption of Allianz Funds shares, and vice versa, such transactions will not be treated as exchanges eligible for sales charge waivers or other arrangements associated with the exchange privilege. In addition, the redeemed shares will be subject to any applicable contingent deferred sales charges (“CDSCs”), and the purchased shares will be subject to the full length of any CDSC holding period applicable to newly-purchased shares.

Sales Charge Waivers, Reductions (Class A Shares Only)

Effective April 11, 2011, the PIMCO Funds are deleted from the definition of “Eligible Funds” in the Prospectus. Therefore, as described below with respect to various existing arrangements described in the Prospectus and Statement of Additional Information, the calculation of certain sales charge waivers or reductions that currently include purchases, intended purchases or holdings of both PIMCO Funds and Allianz Funds will be modified to delete PIMCO Funds with the effectiveness noted below for each such arrangement.

Combined Purchase Privilege

Effective April 11, 2011, an Allianz Funds shareholder who qualifies as a Qualifying Investor (as that term is defined in the Prospectus) will no longer be permitted to combine concurrent purchases of Class A shares of one or more PIMCO Funds with purchases of one or more Allianz Funds for purposes of qualifying for a sales charge waiver or reduction, and vice versa. Rather, effective April 11, 2011, shareholders will only be permitted to combine concurrent purchases of Class A shares of one or more Allianz Funds for purposes of qualifying for a sales charge waiver or reduction.

Letters of Intent

Effective for Letters of Intent received on and after April 11, 2011, the Letter of Intent privilege, pursuant to which investors in the Allianz Funds may qualify for a sales charge waiver or reduction based on express written intent of future share purchases, will no longer include intended purchases of PIMCO Funds shares, and vice versa.

Reinstatement Privilege

Effective April 11, 2011, in cases where any proceeds from redemptions of Class A shares of an Allianz Funds are reinvested into Class A shares of a PIMCO Fund, the PIMCO Funds purchase will be subject to any applicable sales charge, and vice versa. Redeemed Allianz Funds shares that are otherwise eligible for reinstatement will continue to be eligible for reinstatement into a PIMCO Fund without a sales charge until the earlier of (i) the 120th day following redemption or (ii) the business day immediately prior to April 11, 2011, and vice versa.

Cumulative Quantity Discount (Right of Accumulation) Privilege

Effective April 11, 2011, holdings of PIMCO Funds shares will not be eligible for aggregation with holdings of Allianz Funds shares for purposes of qualifying for a reduced sales charge or waiver on purchases of Allianz Funds shares pursuant to the Cumulative Quantity Discount (Right of Accumulation) Privilege, and vice versa. Rather, effective April 11, 2011, shareholders will only be permitted to aggregate holdings of Class A shares of one or more Allianz Funds for purposes of qualifying for a sales charge waiver or reduction pursuant to the Cumulative Quantity Discount (Right of Accumulation) Privilege.

Dividend Reinvestment

Effective April 11, 2011, Allianz Funds shareholders will no longer be permitted to elect to have their Allianz Funds distributions automatically reinvested in shares of the same class of any PIMCO Fund, and vice versa. As of that date, all references to the PIMCO Funds with respect to Dividend Reinvestments in the Prospectus are deleted.

Allianz Funds shareholders may continue to elect to have distributions invested in the same class of another Allianz Fund. Allianz Funds shareholders who currently have elected to have Allianz Fund distributions reinvested in shares of a PIMCO Fund are encouraged to contact Allianz Funds at 1-800-426-0107 or the financial intermediary through which they invest to select another option prior to April 11, 2011. Any Allianz Funds shareholder who has elected to reinvest distributions in a PIMCO Fund and does not select another option prior to April 11, 2011 will have future distributions reinvested into additional shares of the same class of the Allianz Fund issuing the distributions, unless and until the Allianz Funds are informed otherwise by the shareholder or the shareholder’s financial intermediary.

Minimum Account Size Requirement

Effective April 11, 2011, a shareholder’s Class A, B, C or R account with PIMCO Funds will not be aggregated with the shareholder’s account with the Allianz Funds for purposes of qualifying for an exception to the Allianz Funds Minimum Account Size requirement, and vice versa. As of that date, all references to the PIMCO Funds with respect to the Minimum Account Size requirement in the Prospectus are deleted.

Statement of Additional Information

Corresponding changes are hereby made to the Trust’s Statement of Additional Information.

Investors Should Retain This Supplement for Future Reference

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated November 12, 2010 to the

Statutory Prospectus for Class P, Class D, Institutional Class, and Administrative Class of each series of

Allianz Funds Multi-Strategy Trust

Dated April 1, 2010 (as revised August 25, 2010) and to the

Statement of Additional Information Dated April 1, 2010 (as revised August 25, 2010)

Disclosure Related to Modification of Certain Exchange and Other Arrangements

The Board of Trustees of Allianz Funds Multi-Strategy Trust (the “Trust”) has approved the modification of certain shareholder arrangements that involve certain affiliated funds, including Allianz Funds (collectively with the series of the Trust, the “Allianz Funds”), PIMCO Funds and PIMCO Equity Series (collectively with PIMCO Funds, the “PIMCO Funds”).

As relating to orders for purchase, redemption or exchange transactions, each effective date as used herein refers to the date of Net Asset Value determination applicable to such order (generally, the date on which such order is processed pursuant to the Trust’s trade processing procedures), regardless of the date that such order is transmitted by a shareholder to a broker or other financial intermediary.

Please refer to the Prospectus and Statement of Additional Information for additional detail on the exchange and other arrangements discussed in this Supplement.

Exchanges

Effective April 11, 2011, the exchange privilege as described in the Prospectus will no longer apply to exchanges of Allianz Funds shares for PIMCO Funds shares, and vice versa. Therefore, as of April 11, 2011, all statements in the Prospectus relating to the PIMCO Funds being available to Allianz Funds shareholders for exchange are deleted. On and after April 11, 2011, when Allianz Funds shareholders purchase PIMCO Funds shares with proceeds from the redemption of Allianz Funds shares, and vice versa, such transactions will not be treated as exchanges eligible for sales charge waivers or other arrangements associated with the exchange privilege. In addition, the redeemed shares will be subject to any applicable contingent deferred sales charges (“CDSCs”), and the purchased shares will be subject to the full length of any CDSC holding period applicable to newly-purchased shares.

Dividend Reinvestment

Effective April 11, 2011, Allianz Funds shareholders will no longer be permitted to elect to have their Allianz Funds distributions automatically reinvested in shares of the same class of any PIMCO Fund, and vice versa. As of that date, all references to the PIMCO Funds with respect to Dividend Reinvestments in the Prospectus are deleted.

Allianz Funds shareholders may continue to elect to have distributions invested in the same class of another Allianz Fund. Allianz Funds shareholders who currently have elected to have Allianz Fund distributions reinvested in shares of a PIMCO Fund are encouraged to contact Allianz Funds at 1-800-498-5413 or the financial intermediary through which they invest to select another option prior to April 11, 2011. Any Allianz Funds shareholder who has elected to reinvest distributions in a PIMCO Fund and does not select another option prior to April 11, 2011 will have future distributions reinvested into additional shares of the same class of the Allianz Fund issuing the distributions, unless and until the Allianz Funds are informed otherwise by the shareholder or the shareholder’s financial intermediary.

Minimum Account Size Requirement (Class D Shares Only)

Effective April 11, 2011, a shareholder’s Class D account with PIMCO Funds will not be aggregated with the shareholder’s account with the Allianz Funds for purposes of qualifying for an exception to the

Allianz Funds Minimum Account Size requirement, and vice versa. As of that date, all references to the

PIMCO Funds with respect to the Minimum Account Size requirement in the Prospectus are deleted.

Statement of Additional Information

Corresponding changes are hereby made to the Trust’s Statement of Additional Information.

Investors Should Retain This Supplement for Future Reference